UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2005
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      244,240
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP INC             COM            02209S103      970    15,000 SH       DEFINED                15,000      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,162    20,000 SH       DEFINED                20,000      0    0
AMGEN INC                    COM            031162100      726    12,000 SH       DEFINED                12,000      0    0
ANHEUSER BUSCH COS INC       COM            035229103      686    15,000 SH       DEFINED                15,000      0    0
AUTOZONE INC                 COM            053332102      925    10,000 SH       DEFINED                10,000      0    0
BANK NEW YORK INC            COM            064057102    1,007    35,000 SH       DEFINED                35,000      0    0
BECTON DICKINSON & CO        COM            075887109    1,049    20,000 SH       DEFINED                20,000      0    0
CITIGROUP INC                COM            172967101    1,017    22,000 SH       DEFINED                22,000      0    0
COCA COLA COMPANY            COM            191216100      752    18,000 SH       DEFINED                18,000      0    0
DARDEN RESTAURANTS INC       COM            237194105      660    20,000 SH       DEFINED                20,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      323     7,500 SH       DEFINED                 7,500      0    0
EATON CORP                   COM            278058102    1,198    20,000 SH       DEFINED                20,000      0    0
ELECTRONIC ARTS INC          COM            285512109      679    12,000 SH       DEFINED                12,000      0    0
EMERSON ELEC CO              COM            291011104      470     7,500 SH       DEFINED                 7,500      0    0
ENTERGY CORP NEW             COM            29364G103    1,035    13,700 SH       DEFINED                13,700      0    0
EXXON MOBIL CORP             COM            30231G102      575    10,000 SH       DEFINED                10,000      0    0
FEDERATED DEPT STORES INC DE COM            31410H101      857    11,700 SH       DEFINED                11,700      0    0
GOODRICH CORP                COM            382388106      819    20,000 SH       DEFINED                20,000      0    0
HEINZ HJ CO                  COM            423074103      708    20,000 SH       DEFINED                20,000      0    0
INTEL CORP                   COM            458140100    1,145    44,000 SH       DEFINED                44,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101      742    10,000 SH       DEFINED                10,000      0    0
INTUIT                       COM            461202103      451    10,000 SH       DEFINED                10,000      0    0
JOHNSON & JOHNSON            COM            478160104      780    12,000 SH       DEFINED                12,000      0    0
JOHNSON CTLS INC             COM            478366107    1,127    20,000 SH       DEFINED                20,000      0    0
MANOR CARE INC NEW           COM            564055101    1,589    40,000 SH       DEFINED                40,000      0    0
MCGRAW HILL COS INC          COM            580645109    1,004    22,700 SH       DEFINED                22,700      0    0
MICROSOFT CORP               COM            594918104      994    40,000 SH       DEFINED                40,000      0    0
NIKE INC                     CL B           654106103      840     9,700 SH       DEFINED                 9,700      0    0
NOBLE CORPORATION            SHS            G65422100    1,230    20,000 SH       DEFINED                20,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108      966    31,200 SH       DEFINED                31,200      0    0
NUCOR CORP                   COM            670346105      721    15,800 SH       DEFINED                15,800      0    0
PFIZER INC                   COM            717081103    1,034    37,500 SH       DEFINED                37,500      0    0
PITNEY BOWES INC             COM            724479100      436    10,000 SH       DEFINED                10,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,055    20,000 SH       DEFINED                20,000      0    0
RAYTHEON CO                  COM NEW        755111507      782    20,000 SH       DEFINED                20,000      0    0
SPDR TR                      UNIT SER 1     78462F103  206,181 1,730,000 SH       SOLE                1,730,000      0    0
SPRINT CORP                  COM            852061100    1,129    45,000 SH       DEFINED                45,000      0    0
ST PAUL TRAVELERS INC        COM            792860108      791    20,000 SH       DEFINED                20,000      0    0
US BANCORP DEL               COM NEW        902973304      876    30,000 SH       DEFINED                30,000      0    0
V F CORP                     COM            918204108      572    10,000 SH       DEFINED                10,000      0    0
VERIZON COMMUNICATIONS       COM            92343V104      691    20,000 SH       DEFINED                20,000      0    0
WAL MART STORES INC          COM            931142103      578    12,000 SH       DEFINED                12,000      0    0
WASHINGTON MUT INC           COM            939322103      407    10,000 SH       DEFINED                10,000      0    0
WELLPOINT INC                COM            94973V107    1,393    20,000 SH       DEFINED                20,000      0    0
WELLS FARGO & CO NEW         COM            949746101    1,108    18,000 SH       DEFINED                18,000      0    0


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